Label	Element	Value
UBS Total Return Bond Fund
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The UBS Funds

Prospectus Supplement | April 8, 2022

Includes:

•  UBS Total Return Bond Fund

Dear Investor,

The Board of Trustees of The UBS Funds approved a name change and investment strategy modifications for the UBS Total Return Bond Fund (the "Fund") that will become effective on or about June 13, 2022. UBS Asset Management (Americas) Inc. (the "Advisor") believes these modifications will better align the Fund's investment strategies with its view of market opportunities and better position the Fund for future asset growth.

Highlights

•  The Fund's name will change from UBS Total Return Bond Fund to UBS Multi Income Bond Fund.

•  The Fund will reposition from a core plus bond strategy to a multi income bond strategy, which will employ a lower allocation to US government securities and the ability to allocate a larger percentage of the Fund's assets to lower quality bonds and emerging market securities.

•  Scott E. Dolan, Craig G. Ellinger, Jeffrey Haleen, and Branimir Petranovic will each remain as a portfolio manager of the Fund, and David Kim will be added as a portfolio manager of the Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	UBS Total Return Bond Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

What will change

•  The Fund's name will change to UBS Multi Income Bond Fund to better reflect its underlying investment strategy.

•  Under normal circumstances, the Fund will invest at least 50% of its net assets (previously, 75% of its net assets) in securities that, at the time of purchase, are rated investment grade by an independent rating agency (or, if unrated, are deemed to be of comparable quality by the Advisor), but may invest up to 50% (previously, 25%) in securities rated below investment grade (also known as lower-rated or "junk bonds").

•  No more than 50% of the Fund's net assets may be invested in emerging markets securities (previously, 25% of the Fund's net assets).

•  The Fund may invest in securities issued by municipalities and in equity securities as part of its principal investment strategy.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.